FINANCIAL INSTRUMENTS - Level 3 Rollforward Liabilities (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Financial liabilities
Balance, beginning of period	$ 72,738
Balance, end of period	60,322	$ 72,738
Level 3
Financial liabilities
Balance, beginning of period	838	836
Acquisitions		0
Dispositions		(2)
Fair value gains, net and OCI		4
Other		0
Balance, end of period		838
Level 3 | IFRS 9
Financial liabilities
Balance, beginning of period	838
Acquisitions	0
Dispositions	0
Fair value gains, net and OCI	76
Other	0
Balance, end of period	$ 914	$ 838